SHAREHOLDERS' EQUITY - Schedule of Restricted Stock Unit Activity (Details) - $ / shares		12 Months Ended
	Dec. 29, 2022	Dec. 31, 2023
Number of shares
Granted	157,119
Restricted Stock Units (RSUs)
Number of shares
Unvested as of December 31, 2020		3,122,132
Granted		1,860,596
Vested		(1,396,067)
Forfeited		(375,240)
Unvested as of December 31, 2021		3,211,421
Weighted average grant date fair value per share
Unvested as of December 31, 2020		$ 129.04
Granted		87.96
Vested		127.17
Forfeited		131.49
Unvested as of December 31, 2021		$ 105.77